Basis of Preparation - Summary of Financial assets classification and measurement (Detail) - USD ($) $ in Millions		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Of Financial Assets [Line Items]
Cash and cash equivalents		$ 5,989	$ 10,550	$ 7,746
Trade and other receivables	[1]	2,713
Investments in equity shares and funds		141
Other investments, including loans		2,187
Forward contracts designated as hedges		24
Forward contracts and option contracts not designated as hedges		281
Derivatives related to net debt		63
Loans to equity accounted units including quasi equity loans		179
Financial Assets		11,577
Held at Fair Value through Profit or Loss ('FVPL')
Disclosure Of Financial Assets [Line Items]
Cash and cash equivalents		3,130
Trade and other receivables	[1]	765
Investments in equity shares and funds		81
Other investments, including loans		2,172
Forward contracts designated as hedges		24
Forward contracts and option contracts not designated as hedges		281
Derivatives related to net debt		63
Financial Assets		6,516
Held at FVOCI (designated)
Disclosure Of Financial Assets [Line Items]
Investments in equity shares and funds		60
Financial Assets		60
Held at Amortised Cost
Disclosure Of Financial Assets [Line Items]
Cash and cash equivalents		2,859
Trade and other receivables	[1]	1,948
Other investments, including loans		15
Loans to equity accounted units including quasi equity loans		179
Financial Assets		$ 5,001

[1]	Trade and other receivables exclude non-financial assets such as pension surpluses, prepayment of tolling charges to joint operations and other prepayments within other receivables and will therefore differ to the amounts shown in the balance sheet.